Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments
Schedule of segment EBITDA

	For the year ended December 31, 2022
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	16,046,546	2,038,618	18,085,164	—	—	18,085,164
Inter-segment revenue	34,429	131,421	165,850	—	(165,850)	—
External expenses	(7,082,568)	(1,598,127)	(8,680,695)	(144,375)	—	(8,825,070)
Inter-segment expenses	(128,392)	(34,762)	(163,154)	—	163,154	—
Segment EBITDA	8,870,015	537,150	9,407,165	(144,375)	(2,696)	9,260,094

	For the year ended December 31, 2021
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	13,891,375	2,076,658	15,968,033	—	—	15,968,033
Inter-segment revenue	21,670	60,312	81,982	—	(81,982)	—
External expenses	(5,547,518)	(1,441,886)	(6,989,404)	(318,289)	—	(7,307,693)
Inter-segment expenses	(59,878)	(21,224)	(81,102)	—	81,102	—
Segment EBITDA	8,305,649	673,860	8,979,509	(318,289)	(880)	8,660,340

	For the year ended December 31, 2020
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	7,724,264	557,843	8,282,107	—	—	8,282,107
Inter-segment revenue	3,981	9,587	13,568	—	(13,568)	—
External expenses	(3,726,803)	(170,367)	(3,897,170)	(272,412)	—	(4,169,582)
Inter-segment expenses	(10,513)	(539)	(11,052)	—	11,052	—
Segment EBITDA	3,990,929	396,524	4,387,453	(272,412)	(2,516)	4,112,525

Summary of reconciliation consolidated profit before income tax to Segment EBITDA

	For the year ended December 31,
	2022	2021	2020
Consolidated profit before income tax	5,235,995	6,867,605	2,571,597
Adjusted for:
Depreciation and amortization	1,185,745	1,066,284	750,558
Net finance costs (Note 13)	579,398	416,471	350,216
Gain on remeasurement of previously held interest in equity accounted investees (Note 9(a))	—	(223,308)	—
Net foreign exchange loss/(gain)	302,862	(1,424)	(83,030)
SPO-related costs	—	74,443	122,940
Costs related to business combinations	—	23,083	51,665
Insurance cover related to IPO	—	—	54,772
LTIPs, including related social taxes (Note 21)	915,879	516,241	262,646
Grant of shares to Board of Directors (including social taxes) (Note 30(b))	17,161	24,654	23,597
Share of loss of equity-accounted investees (net of income tax) (Note 17)	55,563	17,925	49,181
Other financing and transactional costs	96,720	—	—
Integration bonuses	111,863	—	—
Restructuring costs (reversed)/accrued	(7,279)	28,044	—
Income from depositary (Note 25)	(67,970)	(58,226)	(41,617)
Write-off of expired tax risks and related indemnity	(138,669)	(91,452)	—
Goodwill impairment (Note 16)	657,032	—	—
Impairment of equity-accounted investees (Note 17(a)(i))	218,126	—	—
Changes in put liability to non-controlling participants in subsidiary	97,668	—	—
Segment EBITDA (as presented to the CODM)	9,260,094	8,660,340	4,112,525

Summary of reconciliation of consolidated operating costs and expenses (exclusive of depreciation and amortization) to Segment External expenses

	For the year ended December 31,
	2022	2021	2020
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	9,977,452	7,949,215	4,691,300
Adjusted for:
Insurance cover related to IPO	—	—	(54,772)
SPO-related costs	—	(74,443)	(122,940)
Costs related to business combinations	—	(23,083)	(51,665)
LTIPs (Note 21)	(915,879)	(516,241)	(262,646)
Grant of shares to the Board of Directors (including social taxes) (Note 30(b))	(17,161)	(24,654)	(23,597)
Other financing and transactional costs	(96,720)	—	—
Integration bonuses	(111,863)	—	—
Restructuring costs reversed/(accrued)	7,279	(28,044)	—
Changes in put liability to non-controlling participants in subsidiary	—	32,467	—
Other	(18,038)	(7,524)	(6,098)
Segment External expenses (as presented to the CODM)	8,825,070	7,307,693	4,169,582

Schedule of revenue by geographic location

	For the year ended December 31,
	2022	2021	2020
Russia	17,061,078	14,965,091	7,663,785
All foreign countries, including:	1,024,086	1,002,942	618,322
Kazakhstan	560,117	443,557	256,564
Belarus	379,007	459,289	301,208
Other countries	84,962	100,096	60,550
	18,085,164	15,968,033	8,282,107